Share-Based Awards	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Awards	Share-Based Awards
LiveWire Share-Based Awards
Our long-term incentive plans provide for the grant of various forms of share-based awards to our directors, officers and other eligible employees under which our Board of Directors may grant to employees share-based awards including restricted stock units and performance share units. A maximum of 29,293,509 shares were authorized for awards under the long-term incentive plans.
The Company recognizes the cost of its share-based awards in the Consolidated statements of operations and comprehensive loss. The cost of each share-based equity award is based on the grant date fair value and the cost of each share-based cash-settled award is based on the settlement date fair value. Share-based award expense is recognized on a straight-line basis over the service or performance periods of each separately vesting tranche within the awards. Forfeitures are recognized as incurred. The expense recognized reflects the number of awards that are ultimately expected to vest based on the service and, if applicable, performance requirements of each award. Total compensation expense related to LiveWire share-based awards was $9,378 thousand, $579 thousand, and zero for the years ended December 31, 2023, 2022, and 2021, respectively.
See separate discussion below related to historical H-D Share-Based Awards for description of awards and related expense.
Restricted Stock Units - Settled in Stock and Cash
Certain directors, executive officers and other eligible employees have been granted time-based restricted stock units (the “Time-Based RSUs”) and performance-based restricted stock units (the “Performance RSUs,” collectively with the Time-Based RSUs, the “RSUs”). The Time-Based RSUs generally vest ratably over a three-year period, starting on the anniversary date of the grant. Time-Based RSUs for directors vest over a one-year period.
The Company recognized $7,305 thousand and $416 thousand for the years ended December 31, 2023 and 2022, respectively, in share-based compensation expense related to the Time-Based RSUs. There were no Time-Based RSUs outstanding prior to fiscal year 2022 and therefore no share-based compensation expense was recorded in 2021 related to the Time-Based RSUs.
During the year ended December 31, 2022, the Company granted Performance RSUs to certain executive officers and other eligible employees. These Performance RSUs awards vest at the end of a three-year performance period contingent on our achievement of certain total shareholder return performance (“TSR”) targets during the performance period. The grant date fair value of the Performance RSUs was estimated using a Monte-Carlo simulation. The Company recognized $2,073 thousand and $163 thousand of share-based compensation expense for the year ended December 31, 2023 and 2022 respectively, for the Performance RSUs. There were no Performance RSUs granted in 2023. There were no Performance RSUs outstanding prior to fiscal year 2022 and therefore no share-based compensation expense was recorded in 2021 related to the Performance RSUs.
Restricted Stock Units - Settled in Stock – The fair value of the Time-Based RSUs settled in stock is determined based on the market price of the Company’s stock on the grant date. The Performance RSUs settled in stock granted in 2022 contain TSR market conditions. The Company estimated the fair value of the TSR component using a Monte Carlo simulation. Expected volatility is calculated using the historical volatility of public companies similar to LiveWire Group, Inc. The risk-free rate for periods within the contractual life of the grant is based on the U.S. Treasury rates at the time of grant.
Assumptions used to calculate the grant date fair value of the performance shares granted during 2022 were as follows:

December 2022
Expected volatility	76.76%
Risk-free interest rate	3.89%
The activity for these awards for the year ended December 31, 2023 was as follows (in thousands, expect for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	1,870	625	2,495	$7.34
Granted	1,080	—	1,080	$8.17
Vested	(697)	—	(697)	$6.91
Forfeited	(261)	—	(261)	$6.98
Nonvested, end of period	1,992	625	2,617	$7.56
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, expect for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	—	—	—	$—
Granted	1,870	625	2,495	$7.34
Vested	—	—	—	$—
Forfeited	—	—	—	$—
Nonvested, end of period	1,870	625	2,495	$7.34
As of December 31, 2023, there was $16,230 thousand of unrecognized compensation cost related to RSUs settled in stock that is expected to be recognized over a weighted-average period of 2.00 years.
Restricted Stock Units - Settled in Cash – The current portion of Time-Based RSUs and Performance RSUs settled in cash are recorded in Accrued liabilities and the long-term portion is recorded in Other long-term liabilities in the Consolidated balance sheets until vested. The fair value is determined based on the market price of the Company’s stock and is remeasured at each balance sheet date.
The activity for these awards for the year ended December 31, 2023 was as follows (in thousands, except for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	64	24	88	$7.52
Granted	28	—	28	$7.31
Vested	(21)	—	(21)	$6.88
Forfeited	—	—	—	$—
Nonvested, end of period	71	24	95	$7.01
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, except for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	—	—	—	$—
Granted	64	24	88	$7.52
Vested	—	—	—	$—
Forfeited	—	—	—	$—
Nonvested, end of period	64	24	88	$7.52
During the year ended December 31, 2023, there were cash payments of $233 thousand related to these awards. As of December 31, 2023, there was $864 thousand of unrecognized compensation cost related to RSUs settled in cash that is expected to be recognized over a weighted-average period of 1.97 years.
Historical H-D Share-Based Awards
Prior to consummation of the Business Combination, certain employees of the Company participated in H-D’s share-based compensation plan under which H-D’s Board of Directors may grant to employees share-based awards, including RSUs and performance shares. Prior to consummation of the Business Combination, as employees transferred from H-D to the Company, any outstanding share-based awards previously granted have been retained by the employees and have been transferred to the Company. Share-based compensation included in the Consolidated statements of operations and comprehensive loss includes expense attributable to the Company based on the awards and terms previously granted to the Company’s employees. Total share-based award compensation expense recognized by the Company for the Historical H-D Share-Based Awards for the years ended December 31, 2023, 2022 and 2021 was $1,119 thousand, $1,694 thousand and $786 thousand, respectively.
During 2022, the Company elected to cancel and convert outstanding RSUs held by 91 of the Company's employees into the right to receive cash payments (each, an “RSU Payment”) on the date which the RSU award would otherwise become vested in accordance with the vesting schedule applied to such award immediately prior to cancellation of the award. The cancellation of the equity-classified awards resulted in a reduction to Net Parent company investment and share-based expense of $171 thousand. The conversion to RSU Payments, which are liability-classified awards, resulted in an increase to Accrued liabilities and shared-based award expense of $474 thousand. The incremental compensation cost resulting from the modification of the RSUs was immaterial. As of December 31, 2023 and 2022, the accrued liability for the cash awards was $1,017 thousand and $1,603 thousand, respectively.
Each RSU Payment is a liability-classified award, which will (i) be in amount equal to (x) the number of shares of H-D's common stock subject to such RSU award that would have otherwise become vested on the applicable RSU vesting date in accordance with the applicable RSU vesting schedule, multiplied by (y) the closing trading price of a share of H-D's common stock on such RSU vesting date and (ii) be paid to the applicable employee of the Company on or within 30 days following the applicable RSU vesting date, subject to and conditioned upon such employee's continued employment or service as applicable, to the Company through the applicable vesting date.
The activity for these awards for the year ended December 31, 2023 was as follows (in thousands, except for per share amounts):

	Shares & Units	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	73	$38
Granted	—	$—
Vested	(40)	$38
Forfeited	(5)	$36
Nonvested, end of period	28	$37
During the year ended December 31, 2023, there were $1,705 thousand of cash payments related to these awards. As of December 31, 2023, there was $731 thousand of unrecognized compensation cost related to liability-classified awards that is expected to be recognized over a weighted-average period of 0.62 years.
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, except for per share amounts):

	Shares & Units	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	—	$—
Awards transferred to cash payment	76	$33
Granted	44	$43
Vested	(36)	$36
Forfeited	(11)	$37
Nonvested, end of period	73	$38
The total income tax benefit associated with share-based compensation recorded in the Company's Consolidated statements of operations and comprehensive loss was $2,201 thousand, $670 thousand, and zero for the years ended December 31, 2023, 2022, and 2021, respectively.
Treasury Stock
The Company retained $1,969 thousand, or 180 thousand shares of common stock, to satisfy withholding taxes in connection with the vesting of restricted stock units during the twelve months ended December 31, 2023. These retained shares were recorded at cost as Treasury Stock. There were no shares of common stock retained by the Company to satisfy withholding taxes in connection with the vesting of restricted stock units for the twelve months ended December 31, 2022 and 2021.